Share-based compensation - Restricted shares and RSUs (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Share based compensation
Weighted-average remaining vesting period for outstanding share options	5 years 9 months	5 years 10 months 24 days	6 years 4 months 20 days	3 years 4 months 24 days
Service condition
Share based compensation
Weighted-average remaining vesting period for outstanding share options	2 years 11 months 15 days	2 years 4 months 6 days	2 years 6 months 3 days	2 years 10 months 17 days
Restricted shares and RSUs
Share based compensation
Number of Shares, Unvested at beginning (in shares) | shares	8,460,274	14,597,666	23,277,695
Number of Shares, Granted (in shares) | shares	647,941	899,005	1,714,158
Number of Shares, Vested (in shares) | shares	(4,918,922)	(6,079,090)	(7,947,817)
Number of Shares, Forfeited/cancelled (in shares) | shares	(409,680)	(957,307)	(2,446,370)
Number of Shares, Unvested at ending (in shares) | shares	3,779,613	8,460,274	14,597,666	23,277,695
Number of Shares, Expected to vest at ending (in shares) | shares	3,390,665
Weighted Average Grant Date Fair Value, Unvested at beginning (in dollars per share) | $	$ 41.42	$ 40.97	$ 41.21
Weighted Average Grant Date Fair Value, Granted (in dollars per share) | $	16.38	13.51	12.47
Weighted Average Grant Date Fair Value, Vested (in dollars per share) | $	41.65	39.3	34.14
Weighted Average Grant Date Fair Value, Forfeited/cancelled (in dollars per share) | $	26.99	33.7	40.84
Weighted Average Grant Date Fair Value, Unvested at ending (in dollars per share) | $	35.78	$ 41.42	$ 40.97	$ 41.21
Weighted Average Grant Date Fair Value, Expected to vest at ending (in dollars per share) | $	$ 36.58
Weighted Average Remaining Contractual Life, Unvested (In Years)	6 years 9 months 18 days	7 years 1 month 20 days	7 years 5 months 19 days	5 years 3 months 10 days
Weighted Average Remaining Contractual Life, Expected to vest (In Years)	6 years 8 months 19 days
Restricted shares and RSUs | Service condition
Share based compensation
Weighted Average Remaining Contractual Life, Unvested (In Years)	1 year 10 months 28 days	1 year 7 months 9 days	2 years 1 month 13 days	2 years 9 months 21 days